LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.28%
Aerospace & Defense–2.52%
BWX Technologies	19,500	$ 966,810
Harris	46,935	7,495,989
Huntington Ingalls Industries	6,000	1,243,200
L3 Technologies	7,300	1,506,501
Textron	12,900	653,514
†TransDigm Group	11,876	5,391,585
		17,257,599
Air Freight & Logistics–0.19%
CH Robinson Worldwide	7,600	661,124
Expeditors International of Washington	8,000	607,200
		1,268,324
Airlines–0.51%
Alaska Air Group	24,000	1,346,880
American Airlines Group	23,200	736,832
Copa Holdings Class A	5,300	427,233
†United Continental Holdings	12,200	973,316
		3,484,261
Auto Components–0.35%
Aptiv	30,500	2,424,445
		2,424,445
Automobiles–0.10%
Ferrari	5,100	682,380
		682,380
Banks–1.27%
BankUnited	13,100	437,540
Fifth Third Bancorp	17,300	436,306
First Republic Bank	47,411	4,762,909
Pinnacle Financial Partners	6,400	350,080
Signature Bank	4,800	614,736
†SVB Financial Group	4,700	1,045,092
Webster Financial	19,985	1,012,640
		8,659,303
Beverages–0.45%
Brown-Forman Class B	25,000	1,319,500
Constellation Brands Class A	7,511	1,316,904
Keurig Dr Pepper	15,800	441,926
		3,078,330
Biotechnology–2.38%
†Agios Pharmaceuticals	3,800	256,272
†Alexion Pharmaceuticals	6,900	932,742
†Alkermes	22,800	831,972
†Alnylam Pharmaceuticals	10,700	999,915
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Argenx ADR	2,963	$ 369,901
†Array BioPharma	11,700	285,246
†BioMarin Pharmaceutical	51,608	4,584,339
†Bluebird Bio	2,100	330,393
†Blueprint Medicines	3,600	288,180
†Exact Sciences	13,300	1,152,046
†Exelixis	28,100	668,780
†FibroGen	5,500	298,925
†Immunomedics	14,100	270,861
†Incyte	16,600	1,427,766
†Madrigal Pharmaceuticals	915	114,613
†Neurocrine Biosciences	11,495	1,012,709
†Sage Therapeutics	5,427	863,164
†Sarepta Therapeutics	4,900	584,031
†Seattle Genetics	9,100	666,484
†Ultragenyx Pharmaceutical	4,530	314,201
		16,252,540
Building Products–1.14%
Allegion	15,400	1,396,934
AO Smith	18,000	959,760
Fortune Brands Home & Security	23,778	1,132,070
Lennox International	16,214	4,286,982
		7,775,746
Capital Markets–3.86%
Apollo Global Management, LLC Class A	70,033	1,978,432
Cboe Global Markets	23,800	2,271,472
E*TRADE Financial	41,978	1,949,039
FactSet Research Systems	2,700	670,329
Lazard Class A	30,100	1,087,814
MarketAxess Holdings	4,000	984,320
Moody's	15,900	2,879,331
MSCI	32,011	6,365,067
Nasdaq	74,077	6,480,997
Northern Trust	5,900	533,419
State Street	2,300	151,363
TD Ameritrade Holding	21,800	1,089,782
		26,441,365
Chemicals–1.89%
Air Products & Chemicals	4,300	821,128
†Axalta Coating Systems	65,399	1,648,709
Celanese Class A	8,800	867,768
CF Industries Holdings	11,263	460,431
Chr Hansen Holding	26,003	2,639,409
†Ingevity	28,804	3,041,990
PPG Industries	7,300	823,951
RPM International	22,000	1,276,880
Scotts Miracle-Gro Class A	11,236	882,925
Valvoline	24,658	457,653
		12,920,844
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–2.12%
ADT	38,600	$ 246,654
Cintas	9,900	2,000,889
†Copart	123,883	7,506,071
KAR Auction Services	26,100	1,339,191
Ritchie Bros Auctioneers	11,400	387,600
Rollins	25,950	1,080,039
†Stericycle	4,700	255,774
Waste Connections	19,150	1,696,498
		14,512,716
Communications Equipment–0.26%
Motorola Solutions	12,800	1,797,376
		1,797,376
Construction & Engineering–0.07%
Valmont Industries	3,800	494,380
		494,380
Construction Materials–1.00%
Eagle Materials	6,200	522,660
Vulcan Materials	53,221	6,301,366
		6,824,026
Consumer Finance–0.19%
Discover Financial Services	12,600	896,616
†Green Dot Class A	6,200	376,030
		1,272,646
Containers & Packaging–0.90%
Avery Dennison	11,400	1,288,200
Ball	36,700	2,123,462
CCL Industries Class B	26,063	1,055,119
International Paper	12,700	587,629
Sealed Air	23,900	1,100,834
		6,155,244
Distributors–0.29%
Pool	11,966	1,974,031
		1,974,031
Diversified Consumer Services–2.15%
†Bright Horizons Family Solutions	95,078	12,085,365
†Grand Canyon Education	7,400	847,374
Service Corp. International	32,300	1,296,845
†Sotheby's	11,900	449,225
		14,678,809
Diversified Telecommunication Services–0.07%
†Zayo Group Holdings	17,400	494,508
		494,508
Electrical Equipment–1.75%
AMETEK	95,786	7,947,364
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Generac Holdings	9,500	$ 486,685
Hubbell	10,800	1,274,184
Rockwell Automation	6,500	1,140,490
†Sensata Technologies Holding	24,800	1,116,496
		11,965,219
Electronic Equipment, Instruments & Components–3.18%
Amphenol Class A	80,237	7,577,582
CDW	20,800	2,004,496
Cognex	14,700	747,642
†Coherent	5,400	765,288
Corning	36,200	1,198,220
FLIR Systems	72,907	3,468,915
†IPG Photonics	4,700	713,366
†Keysight Technologies	24,119	2,103,177
Littelfuse	17,252	3,148,145
		21,726,831
Energy Equipment & Services–0.03%
†Oceaneering International	12,500	197,125
		197,125
Entertainment–1.21%
†Live Nation Entertainment	9,200	584,568
†Netflix	7,347	2,619,646
†Take-Two Interactive Software	45,582	4,301,574
†Zynga Class A	141,700	755,261
		8,261,049
Equity Real Estate Investment Trusts–2.38%
American Campus Communities	9,254	440,305
CubeSmart	13,500	432,540
Equinix	1,100	498,476
Extra Space Storage	44,670	4,552,320
Federal Realty Investment Trust	2,700	372,195
Iron Mountain	17,100	606,366
MGM Growth Properties Class A	23,100	744,975
†SBA Communications	39,832	7,952,857
SL Green Realty	4,600	413,632
VEREIT	33,709	282,144
		16,295,810
Food & Staples Retailing–0.29%
†BJ's Wholesale Club Holdings	31,997	876,718
Casey's General Stores	5,220	672,179
PriceSmart	2,800	164,864
†Sprouts Farmers Market	13,000	280,020
		1,993,781

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.78%
Conagra Brands	21,100	$ 585,314
Hershey	13,700	1,573,171
Hormel Foods	9,700	434,172
McCormick & Co Non-Voting Shares	11,400	1,717,182
Tyson Foods Class A	14,400	999,792
		5,309,631
Gas Utilities–0.15%
Atmos Energy	9,700	998,421
		998,421
Health Care Equipment & Supplies–5.02%
†ABIOMED	5,001	1,428,236
†Align Technology	12,354	3,512,613
Cooper	21,394	6,336,261
†DexCom	13,165	1,567,951
†Edwards Lifesciences	14,576	2,788,826
†Hologic	37,100	1,795,640
†ICU Medical	2,438	583,486
†IDEXX Laboratories	13,917	3,111,841
†Integra LifeSciences Holdings	17,811	992,429
†Novocure	6,200	298,654
†Penumbra	2,700	396,927
STERIS	56,921	7,287,596
Teleflex	6,500	1,964,040
West Pharmaceutical Services	20,983	2,312,327
		34,376,827
Health Care Providers & Services–1.29%
†Acadia Healthcare	17,583	515,358
†Centene	42,600	2,262,060
†Covetrus	11,725	373,441
†DaVita	8,600	466,894
†Henry Schein	25,414	1,527,636
†Molina Healthcare	9,800	1,391,208
Universal Health Services Class B	5,700	762,489
†WellCare Health Plans	5,631	1,518,962
		8,818,048
Health Care Technology–0.38%
†Cerner	11,600	663,636
†Medidata Solutions	6,500	476,060
†Veeva Systems Class A	11,600	1,471,576
		2,611,272
Hotels, Restaurants & Leisure–4.11%
Aramark	22,000	650,100
†Chipotle Mexican Grill	6,047	4,295,245
Choice Hotels International	7,500	583,050
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Domino's Pizza	12,367	$ 3,191,923
Dunkin' Brands Group	57,026	4,282,653
Extended Stay America	26,600	477,470
Hilton Worldwide Holdings	33,866	2,814,603
MGM Resorts International	101,158	2,595,714
†Norwegian Cruise Line Holdings	15,700	862,872
Paddy Power Betfair (London Stock Exchange)	10,197	790,249
Papa John's International	6,500	344,175
Restaurant Brands International	14,300	931,073
Royal Caribbean Cruises	8,400	962,808
Vail Resorts	6,018	1,307,711
Wynn Resorts	14,811	1,767,249
Yum Brands	12,900	1,287,549
Yum China Holdings	21,300	956,583
		28,101,027
Household Durables–0.41%
†Mohawk Industries	6,000	756,900
Newell Brands	14,500	222,430
†NVR	520	1,438,840
Toll Brothers	11,400	412,680
		2,830,850
Household Products–0.48%
Church & Dwight	23,100	1,645,413
Clorox	10,300	1,652,738
		3,298,151
Industrial Conglomerates–1.20%
Roper Technologies	24,026	8,216,171
		8,216,171
Insurance–1.54%
Aon	29,125	4,971,638
Assurant	12,700	1,205,357
Axis Capital Holdings	15,400	843,612
Fidelity National Financial	36,900	1,348,695
Willis Towers Watson	12,500	2,195,625
		10,564,927
Interactive Media & Services–1.06%
†InterActiveCorp	23,340	4,903,967
Match Group	34,554	1,956,102
†Zillow Group Class A	11,200	383,040
		7,243,109
Internet & Direct Marketing Retail–0.36%
†Ctrip.com International ADR	15,300	668,457

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Farfetch Class A	13,587	$ 365,626
†GrubHub	5,100	354,297
†MercadoLibre	1,400	710,822
†Wayfair Class A	2,500	371,125
		2,470,327
IT Services–10.34%
†Black Knight	32,384	1,764,928
Booz Allen Hamilton Holding	37,000	2,151,180
†CoreLogic	25,000	931,500
†EPAM Systems	4,500	761,085
†Euronet Worldwide	7,600	1,083,684
Fidelity National Information Services	50,516	5,713,360
†Fiserv	107,743	9,511,552
†FleetCor Technologies	28,628	7,059,378
†Gartner	17,900	2,715,072
Genpact	14,800	520,664
Global Payments	79,657	10,874,774
†GoDaddy Class A	16,400	1,233,116
Leidos Holdings	19,100	1,224,119
†Okta	9,200	761,116
Paychex	9,500	761,900
Sabre	35,100	750,789
†Shopify Class A	5,000	1,033,100
†Square Class A	29,977	2,245,877
†StoneCo Class A	10,536	433,135
Total System Services	50,591	4,806,651
†Twilio Class A	7,500	968,850
†VeriSign	8,800	1,597,728
†WEX	7,300	1,401,527
†Wix.com	10,925	1,320,068
†Worldpay Class A	80,255	9,108,942
		70,734,095
Life Sciences Tools & Services–4.51%
Agilent Technologies	22,300	1,792,474
Bio-Techne	24,366	4,837,869
Bruker	11,300	434,372
†ICON	28,304	3,865,761
†IQVIA Holdings	5,900	848,715
†Mettler-Toledo International	7,993	5,778,939
PerkinElmer	97,991	9,442,413
†QIAGEN	95,265	3,875,380
		30,875,923
Machinery–2.09%
Donaldson	8,500	425,510
Flowserve	8,000	361,120
Fortive	19,522	1,637,700
Graco	19,200	950,784
IDEX	17,336	2,630,565
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Middleby	4,500	$ 585,135
Nordson	6,000	795,120
PACCAR	8,400	572,376
Snap-on	4,500	704,340
Toro	10,800	743,472
†WABCO Holdings	17,740	2,338,664
Wabtec	12,700	936,244
Xylem	20,768	1,641,503
		14,322,533
Marine–0.03%
†Kirby	3,200	240,352
		240,352
Media–0.41%
Altice USA Class A	101,937	2,189,607
Interpublic Group	11,800	247,918
Omnicom Group	5,200	379,548
		2,817,073
Metals & Mining–0.07%
Kirkland Lake Gold	14,700	447,027
		447,027
Multiline Retail–1.45%
Dollar General	26,400	3,149,520
†Dollar Tree	59,570	6,257,233
†Ollie's Bargain Outlet Holdings	6,400	546,112
		9,952,865
Multi-Utilities–0.10%
NiSource	23,400	670,644
		670,644
Oil, Gas & Consumable Fuels–1.17%
Cabot Oil & Gas	44,200	1,153,620
†Centennial Resource Development Class A	69,136	607,705
Cimarex Energy	2,100	146,790
Concho Resources	6,434	713,917
†Continental Resources	8,700	389,499
Diamondback Energy	20,269	2,057,912
HollyFrontier	11,500	566,605
†Jagged Peak Energy	75,800	793,626
†Parsley Energy Class A	39,864	769,375
=†πVenture Global LNG Series B	12	62,400
=†πVenture Global LNG Series C	149	774,800
		8,036,249
Pharmaceuticals–1.00%
†Catalent	15,013	609,378

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Elanco Animal Health	122,918	$ 3,941,980
†GW Pharmaceuticals ADR	2,100	353,997
†Jazz Pharmaceuticals	7,800	1,115,010
†Nektar Therapeutics	7,100	238,560
Perrigo	12,800	616,448
		6,875,373
Professional Services–4.81%
†CoStar Group	13,145	6,131,091
Equifax	14,100	1,670,850
†IHS Markit	124,934	6,793,911
ManpowerGroup	2,900	239,801
Nielsen Holdings	34,900	826,083
Robert Half International	8,500	553,860
TransUnion	112,593	7,525,716
Verisk Analytics Class A	68,726	9,140,558
		32,881,870
Real Estate Management & Development–0.09%
Jones Lang LaSalle	3,900	601,302
		601,302
Road & Rail–1.38%
†Genesee & Wyoming Class A	7,000	609,980
JB Hunt Transport Services	10,423	1,055,746
Kansas City Southern	49,241	5,710,971
Landstar System	3,400	371,926
†Lyft Class A	7,131	513,432
Old Dominion Freight Line	5,300	765,267
Schneider National Class B	20,044	421,926
		9,449,248
Semiconductors & Semiconductor Equipment–3.76%
Entegris	42,200	1,506,118
KLA-Tencor	21,500	2,567,315
Lam Research	9,900	1,772,199
Marvell Technology Group	83,574	1,662,287
Maxim Integrated Products	46,300	2,461,771
Microchip Technology	33,100	2,745,976
Monolithic Power Systems	44,287	6,000,446
†Silicon Laboratories	25,782	2,084,732
Skyworks Solutions	28,400	2,342,432
Xilinx	20,200	2,561,158
		25,704,434
Software–11.67%
†2U	3,700	262,145
†ANSYS	3,000	548,130
†Atlassian Class A	24,000	2,697,360
†Autodesk	51,184	7,975,491
†Cadence Design Systems	140,739	8,938,334
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
CDK Global	20,200	$ 1,188,164
†Ceridian HCM Holding	14,341	735,693
Constellation Software	1,656	1,403,390
†Coupa Software	4,600	418,508
†DocuSign	18,383	952,975
†Dropbox Class A	17,408	379,494
†Electronic Arts	37,278	3,788,563
†Fortinet	10,000	839,700
†Guidewire Software	42,448	4,124,248
LogMeIn	11,322	906,892
†Nice ADR	28,416	3,481,244
†Palo Alto Networks	7,500	1,821,600
†Paycom Software	3,000	567,390
†Pivotal Software Class A	20,624	430,010
†Pluralsight Class A	27,878	884,848
†Proofpoint	7,100	862,153
†PTC	53,754	4,955,044
†RealPage	19,006	1,153,474
†ServiceNow	35,850	8,836,667
†Splunk	16,600	2,068,360
SS&C Technologies Holdings	101,326	6,453,453
Symantec	41,100	944,889
†Synopsys	12,800	1,473,920
†Tableau Software Class A	11,080	1,410,262
†Tyler Technologies	17,971	3,673,272
†Ultimate Software Group	5,114	1,688,285
†Workday Class A	15,000	2,892,750
†Zendesk	13,000	1,105,000
		79,861,708
Specialty Retail–4.49%
†AutoZone	735	752,728
†Burlington Stores	21,000	3,290,280
†CarMax	21,600	1,507,680
†Five Below	44,624	5,544,532
†Michaels	13,300	151,886
†O'Reilly Automotive	14,730	5,719,659
Ross Stores	54,988	5,119,383
Tiffany & Co.	12,100	1,277,155
Tractor Supply	46,758	4,571,062
†Ulta Beauty	6,700	2,336,491
Williams-Sonoma	7,400	416,398
		30,687,254
Technology Hardware, Storage & Peripherals–0.15%
†Pure Storage Class A	47,744	1,040,342
		1,040,342
Textiles, Apparel & Luxury Goods–0.91%
†Levi Strauss & Class A	9,801	230,813
†Lululemon Athletica	25,647	4,202,774
PVH	3,900	475,605

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry	39,800	$ 1,293,102
		6,202,294
Trading Companies & Distributors–0.36%
Fastenal	4,500	289,395
†HD Supply Holdings	38,900	1,686,315
Watsco	3,500	501,235
		2,476,945
Water Utilities–0.16%
American Water Works	10,574	1,102,445
		1,102,445
Total Common Stock (Cost $510,002,407)		658,707,425
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCK–0.03%
=†πSlack Technologies Series H	17,008	$ 202,565
Total Convertible Preferred Stock (Cost $202,485)		202,565

MONEY MARKET FUND–3.47%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	23,735,390	23,735,390
Total Money Market Fund (Cost $23,735,390)		23,735,390

TOTAL INVESTMENTS–99.78% (Cost $533,940,282)	682,645,380
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,496,168
NET ASSETS APPLICABLE TO 42,734,123 SHARES OUTSTANDING–100.00%	$684,141,548

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2019, the aggregate value of restricted securities was $1,039,765, which represented 0.15% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Slack Technologies Series H	8/17/2018	$202,485	$202,565
Venture Global LNG Series B	3/8/2018	36,240	62,400
Venture Global LNG Series C	10/16/2017	554,369	774,800
Total		$793,094	$1,039,765

The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(44)	E-mini Russell 2000 Index	$(3,396,360)	$(3,426,413)	6/21/19	$30,053	$—
(85)	E-mini S&P 500 Index	(12,060,650)	(12,095,536)	6/21/19	34,886	—
(167)	E-mini S&P MidCap 400 Index	(31,746,700)	(31,784,653)	6/21/19	37,953	—
Total Futures Contracts					$102,892	$—
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
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Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Aerospace & Defense	$17,257,599	$—	$—	$17,257,599
Air Freight & Logistics	1,268,324	—	—	1,268,324
Airlines	3,484,261	—	—	3,484,261
Auto Components	2,424,445	—	—	2,424,445
Automobiles	682,380	—	—	682,380
Banks	8,659,303	—	—	8,659,303
Beverages	3,078,330	—	—	3,078,330
Biotechnology	16,252,540	—	—	16,252,540
Building Products	7,775,746	—	—	7,775,746
Capital Markets	26,441,365	—	—	26,441,365
Chemicals	10,281,435	2,639,409	—	12,920,844
Commercial Services & Supplies	14,512,716	—	—	14,512,716
Communications Equipment	1,797,376	—	—	1,797,376
Construction & Engineering	494,380	—	—	494,380
Construction Materials	6,824,026	—	—	6,824,026
Consumer Finance	1,272,646	—	—	1,272,646
Containers & Packaging	6,155,244	—	—	6,155,244
Distributors	1,974,031	—	—	1,974,031
Diversified Consumer Services	14,678,809	—	—	14,678,809
Diversified Telecommunication Services	494,508	—	—	494,508
Electrical Equipment	11,965,219	—	—	11,965,219
Electronic Equipment, Instruments & Components	21,726,831	—	—	21,726,831
Energy Equipment & Services	197,125	—	—	197,125
Entertainment	8,261,049	—	—	8,261,049
Equity Real Estate Investment Trusts	16,295,810	—	—	16,295,810
Food & Staples Retailing	1,993,781	—	—	1,993,781
Food Products	5,309,631	—	—	5,309,631
Gas Utilities	998,421	—	—	998,421
Health Care Equipment & Supplies	34,376,827	—	—	34,376,827
Health Care Providers & Services	8,818,048	—	—	8,818,048
Health Care Technology	2,611,272	—	—	2,611,272
Hotels, Restaurants & Leisure	27,310,778	790,249	—	28,101,027
Household Durables	2,830,850	—	—	2,830,850
Household Products	3,298,151	—	—	3,298,151
Industrial Conglomerates	8,216,171	—	—	8,216,171
Insurance	10,564,927	—	—	10,564,927
Interactive Media & Services	7,243,109	—	—	7,243,109
Internet & Direct Marketing Retail	2,470,327	—	—	2,470,327
IT Services	70,734,095	—	—	70,734,095
Life Sciences Tools & Services	30,875,923	—	—	30,875,923
Machinery	14,322,533	—	—	14,322,533
Marine	240,352	—	—	240,352
Media	2,817,073	—	—	2,817,073
Metals & Mining	447,027	—	—	447,027
Multiline Retail	9,952,865	—	—	9,952,865
Multi-Utilities	670,644	—	—	670,644
Oil, Gas & Consumable Fuels	7,199,049	—	837,200	8,036,249
Pharmaceuticals	6,875,373	—	—	6,875,373
Professional Services	32,881,870	—	—	32,881,870
Real Estate Management & Development	601,302	—	—	601,302
Road & Rail	9,449,248	—	—	9,449,248
Semiconductors & Semiconductor Equipment	25,704,434	—	—	25,704,434
Software	79,861,708	—	—	79,861,708
Specialty Retail	30,687,254	—	—	30,687,254
Technology Hardware, Storage & Peripherals	1,040,342	—	—	1,040,342
Textiles, Apparel & Luxury Goods	6,202,294	—	—	6,202,294
Trading Companies & Distributors	2,476,945	—	—	2,476,945
Water Utilities	1,102,445	—	—	1,102,445
Convertible Preferred Stock	—	—	202,565	202,565
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LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$23,735,390	$—	$—	$23,735,390
Total Investments	$678,175,957	$3,429,658	$1,039,765	$682,645,380
Derivatives:

Assets:
Futures Contracts	$102,892	$—	$—	$102,892
During the period ended March 31, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–10